14. INCOME TAX: Schedule of reconciliation of income taxes at statutory rates (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details
Net loss for the year	$ (46,630)	$ (56,781)	$ (329,789)
Expected income tax recovery	(13,000)	(15,000)	(89,000)
Effect of foreign tax rate	(5,000)	(18,000)	(10,000)
Deductible and non-deductible items	0	(5,000)	(38,000)
True up of prior year amounts	(1,867,000)	(235,000)	0
Unrecognized benefit of non-capital losses	1,885,000	273,000	137,000
Income taxes at statutory	$ 0	$ 0	$ 0